Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net loss	$ (18,374,354)	$ (14,021,125)	$ (18,570,317)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense	51,956	56,284	38,521
Stock-based compensation expense	813,499	902,074	369,987
Changes in assets and liabilities:
Grant funds receivable	(0)	(49,006)	(133,657)
Prepaid expenses and other current assets	707,084	1,165,705	16,270
Other assets	(986,498)	2,163,276	(0)
Accounts payable and accrued expenses	2,333,791	(2,687,466)	6,810,233
Total adjustments	3,478,660	(5,009,083)	7,373,897
Net cash used in operating activities	(14,895,694)	(19,030,208)	(11,196,420)
Cash flows from investing activities:
Purchase of equipment	29,997	134,258	47,718
Net cash used in investing activities	(29,997)	(134,258)	(47,718)
Cash flows from financing activities:
Net proceeds from sale of common stock and warrants	0	27,727,194	9,408,920
Net proceeds from warrant exercise	0	7,626,134	3,404,156
Net cash provided by financing activities	0	35,353,328	12,784,212
Net increase (decrease) in cash and cash equivalents	(14,925,691)	16,188,862	1,540,074
Cash and cash equivalents at beginning of period	27,612,732	11,423,870	9,883,796
Cash and cash equivalents at end of period	$ 12,687,041	$ 27,612,732	$ 11,423,870